UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3416
THE CALVERT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2005

Item 1. Schedule of Investments.
CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

	Principal
Corporate Bonds — 64.5%	Amount	Value

ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$13,000,000	$11,197,010
5.019%, 10/15/21 (e)(r)	8,635,750	8,271,092
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (r)	16,725,000	18,707,414
7.30%, 10/14/49 (e)	19,950,000	20,782,912
Alliance Mortgage Investments:
11.73%, 6/1/10 (r)	3,141,750	3,141,750
14.48%, 12/1/10 (r)	16,500,000	16,500,000
AMB Property LP, 6.90%, 1/30/06	2,000,000	2,002,460
American Buildings Co.VRDN, 4.41%, 8/1/20 (r)	3,300,000	3,300,000
American Electric Power Co., Inc., 4.709%, 8/16/07 (r)	2,000,000	1,991,840
Ames True Temper, Inc., 10.00%, 7/15/12	8,735,000	6,856,975
APL Ltd., 8.00%, 1/15/24	13,525,000	13,677,156
Army Hawaii Family Housing Trust Certificates, 5.624%, 6/15/50 (e)	11,800,000	12,135,828
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	49,891,000	30,059,327
Atmos Energy Corp., 4.525%, 10/15/07 (r)	17,900,000	17,895,883
Aurora Military Housing LLC:
5.605%, 12/15/35 (e)	4,000,000	4,093,200
5.625%, 12/15/35 (e)	4,000,000	4,086,840
5.655%, 12/15/41 (e)	5,000,000	5,150,050
5.695%, 12/15/47 (e)	10,000,000	10,275,200
5.775%, 12/15/47 (e)	9,725,000	9,973,376
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	15,080,000	17,236,591
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	24,139,378	25,687,919
BAE Systems Holdings, Inc., 4.74%, 8/15/08 (e)(r)	30,890,000	30,881,969
Banco Santander Chile, 4.81%, 12/9/09 (e)(r)	4,000,000	3,999,360
Barclays Bank Plc, 6.278%, 12/29/49 (r)	6,690,000	6,760,379
Bear Stearns Co’s, Inc., 4.95%, 10/28/14 (r)	41,700,000	41,863,589
BF Saul, 7.50%, 3/1/14	13,150,000	13,413,000
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	10,000,000	10,043,400
BNSF Funding Trust I, 6.613%, 12/15/55	2,000,000	2,085,120
Brascan Corp., 7.125%, 6/15/12	14,825,000	16,298,308
Captec Franchise Trust, 7.555%, 9/25/11 (e)(r)	4,272,000	3,294,396
Cardinal Health, Inc., 5.85%, 12/15/17	4,970,000	5,028,149
CarrAmerica Realty Corp., 5.50%, 12/15/10	4,000,000	3,991,240
Chase Funding Mortgage Loan, 4.045%, 5/25/33	4,800,000	4,738,272
Chevy Chase Bank FSB, 6.875%, 12/1/13	7,686,000	7,955,010
Chugach Electric Association, Inc., 6.55%, 3/15/11	2,780,000	2,982,873

	Principal
Corporate Bonds — 64.5%	Amount	Value

Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	3,500,000	3,654,420
CIT Group, Inc., 4.398%, 8/18/06 (r)	13,800,000	13,796,550
Citibank Credit Card Issuance Trust, 4.75%, 10/22/12	3,000,000	2,995,770
CitiFinancial, 6.75%, 7/1/07	3,365,000	3,453,836
Citigroup, Inc., 5.30%, 1/7/16	5,000,000	5,052,450
Clorox Co., 4.614%, 12/14/07 (r)	5,000,000	5,008,985
CNL Funding, Inc., 7.721%, 8/25/09 (e)	7,848,919	7,985,949
Collegiate Funding Services Education Loan Trust I:
4.40%, 3/28/42 (r)	12,950,000	12,982,375
4.30%, 12/28/43 (r)	9,100,000	9,122,750
Colonial Realty LP, 8.05%, 7/15/06	1,310,000	1,330,397
Comcast Corp., 6.50%, 11/15/35	14,980,000	15,300,572
Convergys Corp., 4.875%, 12/15/09	15,300,000	14,748,205
Countrywide Asset-Backed Certificates, 4.829%, 11/25/34 (r)	14,589,282	14,645,159
Countrywide Financial Corp.:
4.341%, 11/3/06 (r)	20,970,000	20,965,638
4.767%, 12/19/08 (r)	15,000,000	14,995,845
4.75%, 4/1/11 (r)	55,700,000	55,622,020
Countrywide Home Loans, Inc., 4.243%, 4/12/06 (r)	2,000,000	2,000,140
Credit Suisse First Boston USA, Inc., 4.59%, 12/9/08 (r)	20,800,000	20,785,232
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	39,250,000	38,185,147
CSX Corp., 4.561%, 8/3/06 (r)	24,937,000	24,970,790
Daimler-Chrysler North American Holding Corp., 4.698%, 11/17/06 (r)	8,850,000	8,853,805
Deluxe Corp., 5.125%, 10/1/14	12,985,000	10,907,400
Dime Community Bancshares, Inc.:
9.25%, 5/1/10 (e)	2,000,000	2,258,520
9.25%, 5/1/10	500,000	564,630
Dominion Resources, Inc., 4.819%, 9/28/07 (r)	16,180,000	16,192,782
Duke Realty LP, 4.761%, 12/22/06 (r)	12,900,000	12,898,839
E*Trade Financial Corp.:
8.00%, 6/15/11	12,500,000	12,968,750
8.00%, 6/15/11 (e)	700,000	726,250
7.375%, 9/15/13 (e)	1,750,000	1,771,875
7.875%, 12/1/15	5,490,000	5,668,425
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	3,850,000	3,912,104
Enterprise Mortgage Acceptance Co. LLC.:
Interest Only, 1.249%, 1/15/25 (e)(r)	87,716,792	3,416,569
6.90%, 10/15/25 (e)	24,204,259	9,560,682
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	1,517,303	1,513,761
First Republic Bank, 7.75%, 9/15/12	28,616,000	31,384,312
First Tennessee Bank, 5.316%, 12/8/08	10,750,000	10,751,827

	Principal
Corporate Bonds — 64.5%	Amount	Value

Ford Motor Credit Co.:
6.125%, 1/9/06	1,700,000	1,699,915
6.875%, 2/1/06	11,485,000	11,456,288
6.50%, 2/15/06	7,200,000	7,173,000
6.50%, 1/25/07	1,645,000	1,591,521
5.349%, 9/28/07 (r)	8,430,000	7,777,940
7.26%, 11/2/07 (r)	45,400,000	43,357,908
Four Fishers LLC VRDN, 4.44%, 4/1/24 (r)	2,800,000	2,800,000
GE Dealer Floorplan Master Note Trust, 4.41%, 4/20/10 (r)	11,000,000	11,003,142
General Electric Co., 4.50%, 12/9/08 (r)	6,300,000	6,298,992
General Motors Acceptance Corp.:
6.75%, 1/15/06	11,500,000	11,490,915
2.50%, 3/15/06	500,000	492,850
4.25%, 1/15/07	100,000	94,011
6.75%, 12/1/14	8,945,000	8,040,124
6.61%, 12/1/14 (r)	24,865,000	22,439,171
Georgia-Pacific Corp., 7.50%, 5/15/06	8,400,000	8,484,000
Global Signal:
Trust I, 3.711%, 1/15/34 (e)	8,758,716	8,428,810
Trust II, 4.232%, 12/15/14 (e)	11,900,000	11,501,912
Golden Securities Corp., 4.591%, 12/2/13 (e)(r)	25,850,000	25,886,449
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	13,166,000	14,113,294
Goldman Sachs Group, Inc.:
4.40%, 11/10/08 (r)	10,000,000	9,997,400
4.62%, 3/2/10 (r)	9,025,000	9,026,534
6.345%, 2/15/34	34,002,000	35,720,223
Harris Corp., 5.00%, 10/1/15	1,000,000	970,420
Harter Lincoln Mercury LLC VRDN, 4.49%, 12/1/21 (r)	4,220,000	4,220,000
HBOS plc, 6.413%, 9/29/49 (e)(r)	11,100,000	11,134,632
Health Care REIT, Inc., 6.20%, 6/1/16	3,020,000	3,023,684
HRPT Properties Trust, 5.75%, 11/1/15	7,980,000	8,054,932
IKON Receivables LLC, 4.609%, 12/17/07 (r)	661,275	661,343
Impac CMB Trust:
4.729%, 10/25/33 (r)	4,823,900	4,860,755
4.699%, 9/25/34 (r)	6,498,259	6,507,812
4.639%, 4/25/35 (r)	18,536,987	18,557,748
4.689%, 4/25/35 (r)	6,641,579	6,649,084
4.649%, 5/25/35 (r)	28,081,436	28,113,730
4.699%, 8/25/35 (r)	20,099,080	20,100,889
Independence Community Bank Corp., 3.75%, 4/1/14	1,850,000	1,756,187
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	10,190,000	11,170,889
Interpool Capital Trust, 9.875%, 2/15/27	47,283,000	46,337,340
Interpool, Inc., 7.35%, 8/1/07	1,525,000	1,551,688
iStar Financial, Inc.:
5.039%, 3/16/09 (r)	8,250,000	8,249,010
5.80%, 3/15/11	3,000,000	3,020,070
Jackson National Life Global Funding, 4.244%, 4/20/07 (e)(r)	5,000,000	4,996,650
JP Morgan Chase Capital XVII, 5.85%, 8/1/35	4,000,000	3,978,280
JP Morgan Chase & Co., 4.56%, 10/28/08 (r)	69,500,000	69,445,512
Kimco Realty Corp., 4.45%, 8/1/06 (r)	9,900,000	9,908,841
La Quinta Inns, Inc., 7.27%, 2/26/07	1,750,000	1,793,750
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	28,745,000	25,008,150
Lehman Brothers Holdings E-Capital Trust I, 5.15%, 8/19/65 (e)(r)	2,890,000	2,898,092
Lennar Corp., 4.87%, 8/20/07 (r)	14,000,000	13,996,360
Leucadia National Corp., 7.00%, 8/15/13	27,190,000	26,918,100

	Principal
Corporate Bonds — 64.5%	Amount	Value

Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	51,271,000	961,331
8.30%, 12/1/37 (e)(m)*	33,720,000	632,250
8.45%, 12/1/97 (e)(m)*	1,000,000	18,750
Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33 (e)(r)	2,300,000	2,282,474
Masco Corp., 4.71%, 3/9/07 (e)(r)	18,000,000	18,045,450
Meridian Funding Co. LLC:
4.87%, 8/30/07 (e)(r)	13,220,000	13,226,901
4.29%, 10/6/08 (e)(r)	23,855,927	23,859,123
4.709%, 10/15/14 (e)(r)	39,250,000	39,260,676
Merrill Lynch & Co., Inc.:
7.00%, 1/15/07	4,680,000	4,759,934
4.511%, 7/21/09 (r)	2,500,000	2,506,075
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	514,501
Mid-Atlantic Family Military Communities LLC:
5.24%, 8/1/50 (e)	7,000,000	6,956,250
5.30%, 8/1/50 (e)	17,245,000	17,166,018
NationsBank Cap Trust III, 4.70%, 1/15/27 (r)	1,500,000	1,442,925
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	25,950,000	25,613,688
6.90%, 10/1/37	5,990,000	6,375,037
6.59%, 7/7/38	1,890,000	1,965,298
New Valley Generation V, 4.929%, 1/15/21	2,586,730	2,563,553
New York State Community Statutory Trust II, 8.29%, 12/28/31 (e)(r)	3,500,000	3,572,555
News America, Inc., 6.40%, 12/15/35 (e)	10,000,000	10,122,200
Noble Group Ltd., 6.625%, 3/17/15 (e)	8,950,000	8,166,875
Odyssey Re Holdings Corp., 6.875%, 5/1/15	23,240,000	23,004,346
Orkney Re II plc, Series B, 7.54%, 12/21/35 (e)(r)	19,550,000	19,550,000
Overseas Private Investment Corp., 4.05%, 11/15/14	2,900,800	2,784,333
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	33,262,000	32,846,225
Pacific Pilot Funding Ltd., 4.924%, 10/20/16 (e)(r)	6,362,152	6,341,265
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	4,400,000	4,563,328
Pepco Holdings, Inc., 5.035%, 6/1/10 (r)	32,690,000	32,650,118
Pioneer Natural Resources Co., 5.875%, 7/15/16	14,225,000	14,160,703
Post Apartment Homes LP VRDN, 4.39%, 7/15/29 (r)	43,100,000	43,100,000
Preferred Term Securities Ltd.:
IX, 4.711%, 4/3/33 (e)(r)	1,000,000	1,009,810
XX, 4.86%, 3/22/38 (e)(r)	10,250,000	10,250,000
Premium Asset Trust, 4.365%, 10/8/09 (e)(r)	21,700,000	21,705,707
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	7,995,000	9,399,961
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,000,000	1,030,430
Public Service Enterprise Group, Inc., 4.875%, 9/21/08 (r)	30,600,000	30,611,597
Public Steers Trust, 6.646%, 11/15/18	4,951,313	4,220,994
Puget Sound Energy Inc., 7.02%, 12/1/27	571,000	694,085
RBS Capital Trust I, 5.327%, 9/29/49 (r)	26,280,000	26,590,367
RC Trust I, 7.00%, 5/15/06	22,750,000	22,977,500
Reed Elsevier Capital, Inc., 4.821%, 6/15/10 (r)	5,700,000	5,699,373
Residential Capital Corp.:
5.896%, 6/29/07 (r)	130,380,000	131,709,876
5.67%, 11/21/08 (r)	41,480,000	41,546,368
Simon Property Group LP, 7.00%, 7/15/09	2,865,000	3,028,248
Skyway Concession Co. LLC, 4.807%, 6/30/17 (e)(r)	5,000,000	4,995,595
SLM Student Loan Trust, 4.711%, 12/15/17 (r)	8,564,130	8,609,435

	Principal
Corporate Bonds — 64.5%	Amount	Value

Small Business Administration:
5.038%, 3/10/15	6,965,820	6,954,855
4.94%, 8/10/15	23,750,000	23,558,485
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	18,185,000	19,597,793
Southern California Edison Co., 4.43%, 1/13/06 (r)	1,500,000	1,499,895
Southern California Gas Co., 4.58%, 12/1/09 (r)	5,900,000	5,898,702
Southern Company Capital Funding, Inc., 5.75%, 11/15/15	5,000,000	5,066,050
Sovereign Bancorp, Inc.:
4.69%, 3/1/09 (e)(r)	8,735,000	8,727,925
4.80%, 9/1/10 (e)	5,000,000	4,901,700
Sovereign Bank:
4.00%, 2/1/08	9,350,000	9,166,413
4.375%, 8/1/13 (r)	13,000,000	12,722,970
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	26,500,000	9,032,923
Spieker Properties LP, 6.75%, 1/15/08	8,255,000	8,511,318
St. Paul Travelers Co’s, Inc., 5.01%, 8/16/07	5,000,000	4,999,300
Sterling Equipment, Inc., 6.125%, 9/28/19	345,919	369,995
StorageMax Midtown LLC VRDN, 4.44%, 5/20/23 (r)	2,245,000	2,245,000
Teck Cominco Ltd., 6.125%, 10/1/35	13,500,000	13,291,965
Temple-Inland, Inc.:
6.375%, 1/15/16	3,000,000	3,035,310
6.625%, 1/15/18	2,730,000	2,788,941
TIERS Trust:
8.45%, 12/1/17 (n)*	8,559,893	128,398
STEP, 0.00% to 4/15/18, 7.697% thereafter to 10/15/97 (e)(r)	11,001,000	3,135,035
STEP, 0.00% to 10/15/28, 7.697% thereafter to 10/1/97 (r)	15,000,000	1,759,333
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	12,295,000	898,488
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/11 (e)	7,600,000	5,870,574
2/15/19 (e)	5,000,000	2,459,235
2/15/45 (e)	606,700,000	73,392,499
Transatlantic Holdings, Inc., 5.75%, 12/14/15	2,500,000	2,529,500
TXU Energy Co. LLC, 4.92%, 1/17/06 (r)	6,650,000	6,649,727
Tyco International Group SA:
6.375%, 2/15/06	3,483,000	3,488,712
Participation Certificate Trust, 4.436%, 6/15/07 (e)	9,250,000	9,136,984
Tyler Enterprises LLC VRDN, 4.44%, 10/1/22 (r)	1,700,000	1,700,000
Union Financial Services 1, Inc., 4.17%, 11/1/32 (r)	9,500,000	9,523,750
United Parcel Services, Inc., 3.881%, 3/27/50 (r)	2,030,000	2,031,624
Vale Overseas Ltd., 8.25%, 1/17/34	12,890,000	14,791,275
Viacom, Inc., 6.40%, 1/30/06	43,900,000	43,948,290
Vodafone Group plc, 4.611%, 12/28/07 (r)	7,250,000	7,249,637
Westfield Capital Corp Ltd., 4.56%, 11/2/07 (e)(r)	21,000,000	21,050,505
William Street Funding Corp., 4.71%, 4/23/09 (e)(r)	19,000,000	19,173,461
World Financial Network Credit Card Master Note Trust, 4.74%, 5/15/12 (r)	3,900,000	3,928,853

Total Corporate Bonds (Cost $2,536,074,803)		2,488,375,944

	Principal
Taxable Municipal Obligations — 9.6%	Amount	Value

Baltimore Maryland General Revenue Bonds:
5.03%, 7/1/13	1,460,000	1,463,621
5.05%, 7/1/14	1,520,000	1,523,648
5.07%, 7/1/15	1,340,000	1,344,007
5.27%, 7/1/18	2,435,000	2,457,621
Bartow-Cartersville Georgia Joint IDA Revenue Bonds:
5.55%, 11/1/20	3,970,000	4,002,594
5.91%, 11/1/26	2,000,000	2,017,620
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,585,000	1,588,297
Brownsville Texas Utility System Revenue Bonds:
5.084%, 9/1/16	2,000,000	1,989,120
5.204%, 9/1/17	2,275,000	2,273,658
5.304%, 9/1/19	2,000,000	1,996,760
California Statewide Communities Development Authority Revenue Bonds, Zero Coupon:
6/1/15	1,205,000	749,980
6/1/17	1,835,000	1,022,517
6/1/19	1,975,000	984,735
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	4,890,000	4,947,213
Detroit Michigan GO Bonds:
4.96%, 4/1/20	9,500,000	9,188,210
5.15%, 4/1/25	17,655,000	17,088,098
Eugene Oregon Electric Utilities Revenue Bonds, Zero Coupon, 8/1/25	1,500,000	537,405
Fairfield California Pension Obligation Revenue Bonds, 5.34%, 6/1/25	1,960,000	1,969,996
Florida State First Governmental Financing Commission Revenue Bonds:
5.05%, 7/1/14	285,000	285,684
5.10%, 7/1/15	300,000	301,569
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	1,175,000	1,174,941
Gainesville Florida Utility System Revenue Bonds, 5.31%, 10/1/21	3,180,000	3,221,817
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.11%, 1/1/13	1,210,000	1,218,494
4.76%, 1/1/13	400,000	396,948
5.29%, 1/1/20	2,415,000	2,436,155
5.48%, 1/1/21	990,000	1,021,987
Hoffman Estates Illinois GO Bonds, 5.15%, 12/1/17	1,135,000	1,128,962
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	660,000	668,864
Indiana State Bond Bank Revenue Bonds:
5.07%, 1/15/16	1,000,000	1,001,350
5.12%, 1/15/17	2,720,000	2,721,877
5.22%, 1/15/18	2,510,000	2,522,500
5.38%, 7/15/18	780,000	793,907
5.32%, 1/15/19	3,595,000	3,620,560
5.37%, 7/15/19	1,550,000	1,571,142
5.44%, 7/15/19	3,030,000	3,093,388
5.47%, 1/15/20	1,600,000	1,630,560
5.49%, 7/15/20	3,170,000	3,243,607
5.40%, 7/15/21	3,225,000	3,211,487
5.40%, 7/15/22	3,235,000	3,213,940
5.50%, 7/15/24	3,415,000	3,414,898
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds:
5.09%, 7/15/18	1,855,000	1,860,287
5.13%, 1/15/19	3,970,000	3,986,992
5.17%, 7/15/19	4,075,000	4,104,177
Inglewood California Pension Funding Revenue Bonds:
4.79%, 9/1/11	235,000	232,688
4.82%, 9/1/12	250,000	246,720
4.90%, 9/1/13	260,000	256,716
4.94%, 9/1/14	275,000	271,606
4.95%, 9/1/15	285,000	281,107
Kalamazoo Michigan Building Authority GO Bonds, 5.00%, 10/1/20	730,000	723,182
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	4,485,000	4,506,752
Long Beach California Building Finance Authority Revenue Bonds:
5.34%, 8/1/35	5,000,000	4,894,950
5.44%, 8/1/40	5,000,000	4,873,550
Maniilaq Association Alaska Revenue VRDN, 4.40%, 11/1/22 (r)	2,800,000	2,800,000
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.59%, 10/1/25	2,785,000	2,852,035
5.69%, 10/1/30	2,835,000	2,872,195
Miami Beach Florida Redevelopment Agency Tax Increment Revenue Bonds, 5.11%, 12/1/18	2,730,000	2,681,788
Mississippi Business Finance Corp. Revenue Bonds, 4.41%, 12/1/20	5,500,000	5,500,000

	Principal
Taxable Municipal Obligations — 9.6%	Amount	Value

Mississippi State Development Bank SO Revenue Bonds:
5.04%, 6/1/20, Project A	1,940,000	1,887,601
5.04%, 6/1/20, Project B	990,000	963,260
5.375%, 1/1/22	1,265,000	1,274,247
5.60%, 1/1/26	1,470,000	1,468,236
New York City IDA Revenue VRDN, 4.50%, 6/1/30 (r)	3,485,000	3,485,000
New York State MMC Corp. Revenue VRDN, 4.50%, 11/1/35 (r)	14,915,000	14,915,000
New York State Sales Tax Asset Receivables Corp. Revenue Bonds:
3.60%, 10/15/08	1,500,000	1,453,755
4.06%, 10/15/10	1,000,000	966,940
Northwest Washington Electric Energy Revenue Bonds:
4.06%, 7/1/09	1,150,000	1,120,686
4.49%, 7/1/11	2,500,000	2,452,250
Oceanside California Pension Obligation Revenue Bonds:
4.95%, 8/15/16	2,215,000	2,196,837
5.14%, 8/15/18	2,760,000	2,732,069
5.20%, 8/15/19	3,070,000	3,049,093
5.25%, 8/15/20	3,285,000	3,271,531
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	7,585,000	7,404,856
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	3,375,000	1,705,185
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	7,990,000	7,829,561
Pomona California Pension Refunding Revenue Bonds, 5.832%, 7/1/35	29,625,000	29,968,057
Putnam County New York IDA Revenue VRDN, 4.64%, 12/1/30 (r)	8,025,000	8,025,000
Rio Rancho New Mexico Event Center Revenue Bonds, 5.00%, 6/1/20	3,260,000	3,197,538
Sacramento City California Financing Authority Tax Allocation Revenue Bonds:
5.11%, 12/1/13	1,235,000	1,235,741
5.54%, 12/1/20	14,920,000	15,089,491
San Jose California Redevelopment Agency Tax Allocation Bonds:
5.10%, 8/1/20	3,960,000	3,884,008
5.46%, 8/1/35	5,300,000	5,130,612
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.60%, 9/1/25	1,815,000	1,839,176
Santa Rosa California:
COPs, 5.26%, 10/1/15	2,055,000	2,075,139
Pension Obligation Bonds, 4.90%, 9/1/18	1,775,000	1,709,964
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.30%, 8/1/28	3,755,000	3,596,126
South Carolina Medical University Hospital Authority Facilities Revenue Bonds:
5.33%, 2/15/18	6,340,000	6,440,362
5.38%, 2/15/19	5,685,000	5,786,648
Tennessee State Educational Funding of the South, Inc. Revenue Bonds, 4.25%, 12/1/35 (r)	19,000,000	19,000,000
Thousand Oaks California Redevelopment Agency Tax Allocation Bonds:
5.00%, 12/1/12	675,000	672,982
5.00%, 12/1/13	710,000	705,392
5.00%, 12/1/14	745,000	738,682
5.125%, 12/1/15	785,000	784,662
5.125%, 12/1/16	830,000	828,249
5.25%, 12/1/21	4,000,000	3,940,480
5.375%, 12/1/21	4,880,000	4,911,476
University of Central Florida COPs:
5.125%, 10/1/20	2,750,000	2,676,245
5.375%, 10/1/35	14,980,000	14,419,748
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	11,735,000	11,542,781
5.442%, 7/1/50	3,990,000	3,924,325
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	2,750,000	2,696,733
Washington State Housing Finance Commission MFH Revenue VRDN, 4.44%, 7/15/34 (r)	1,670,000	1,670,000
West Contra Costa California Unified School District COPs:
5.03%, 1/1/20	3,190,000	3,124,127
5.15%, 1/1/24	3,630,000	3,526,327
Wilkes-Barre Pennsylvania GO Bonds:
5.28%, 11/15/19	1,715,000	1,708,226
5.48%, 11/15/24	4,435,000	4,444,757

Total Taxable Municipal Obligations (Cost $368,725,359)		369,453,643

	Principal
U.S. Government Agencies and Instrumentalities — 6.7%	Amount	Value

Central American Bank For Economic Integration AID Bonds, Guaranteed by the United States Agency of International Development, 6.79%, 10/1/10	4,078,893	4,212,640
Federal Home Loan Bank:
Discount Notes, 1/3/06	155,000,000	154,970,722
4.60%, 10/26/07	29,600,000	29,553,232
5.065%, 10/20/15	48,861,138	48,856,252
Freddie Mac:
4.10%, 1/28/14 (r)	5,000,000	4,847,400
5.625%, 11/23/35	16,770,000	16,827,353
Ginnie Mae, 11.00%, 10/15/15	630	695

Total U.S. Government Agencies and Instrumentalities (Cost $258,837,480)		259,268,294

U.S. Treasury — 16.1%
United States Treasury Bonds, 5.375%, 2/15/31	49,000	55,102
United States Treasury Notes:
3.625%, 6/30/07	12,000,000	11,863,080
4.00%, 8/31/07	10,100,000	10,032,128
4.00%, 9/30/07	25,000,000	24,828,000
4.25%, 10/31/07	57,500,000	57,338,425
4.25%, 11/30/07	63,900,000	63,720,441
4.375%, 12/31/07	40,000,000	39,979,680
3.625%, 6/15/10	2,660,000	2,581,876
3.875%, 7/15/10	4,610,000	4,519,229
3.875%, 9/15/10	520,000	509,194
4.25%, 10/15/10	515,000	512,265
4.50%, 11/15/10	78,795,000	79,226,009
4.375%, 12/15/10	23,100,000	23,114,322
5.00%, 2/15/11	15,800,000	16,274,000
4.00%, 2/15/15	110,000	106,666
4.25%, 8/15/15	130,680,000	129,005,989
4.50%, 11/15/15	155,197,000	156,506,863

Total U.S. Treasury (Cost $618,441,681)		620,173,269

Equity Securities — 4.1%	Shares

BAC Capital Trust VIII, Preferred	798,600	19,266,225
Conseco, Inc.:
Preferred	1,077,900	30,493,791
Warrants (strike price $27.60/share, expires 9/10/08)*	4,955	13,628
First Republic Preferred Capital Corp., Preferred (e)	6,050	6,655,000
Ford Motor Co. Capital Trust II, Preferred	106,200	2,931,120
ING Groep NV, Preferred	149,600	3,642,760
Manitoba Telecom Services, Inc.	8,310	287,940
MFH Financial Trust I, Preferred (e)	400,000	39,600,000
Richmond County Capital Corp., Preferred (e)	75	7,535,156
Roslyn Real Estate Asset Corp., Preferred	222	22,200,000
WoodBourne Pass-Through Trust, Preferred (e)	258	25,775,813

Total Equity Securities (Cost $156,645,660)		158,401,433

TOTAL INVESTMENT (Cost $3,938,724,983) — 101.0%		3,895,672,583
Other assets and liabilities, net — (1.0%)		(40,353,210)

NET ASSETS — 100%		$3,855,319,373

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
5 Year U.S. Treasury Notes	15	03/06	$1,595,156	($1,666)
10 Year U.S. Treasury Notes	511	03/06	55,906,594	90,813

Total Purchased				$89,147

Sold:
U.S. Treasury Bonds	1155	03/06	$131,886,562	($1,954,788)
10 Year U.S. Treasury Notes	150	03/06	16,410,937	(103,844)

Total Sold				($2,058,632)

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments.

This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments.

This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COPs: Certificates of Participation

FSB: Federal Savings Bank

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LP: Limited Partnership

MFH: Multi-Family Housing

REIT: Real Estate Investment Trust

SO: Special Obligation

STEP: Stepped Coupon bond for which the coupon rate of interest will adjust on specific future date(s).

VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

	Principal
Corporate Bonds — 39.5%	Amount	Value

Alliance Mortgage Investments, 11.73%, 6/1/10 (r)	$4,917	$4,917
APL Ltd., 8.00%, 1/15/24	15,000	15,169
Aurora Military Housing LLC, 5.775%, 12/15/47 (e)	25,000	25,638
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	10,000	11,430
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	9,315	9,913
BAE Systems Holdings, Inc., 4.74%, 8/15/08 (e)(r)	10,000	9,997
Barclays Bank Plc, 6.278%, 12/29/49 (r)	10,000	10,105
Captec Franchise Trust, 7.555%, 9/25/11 (e)(r)	5,000	3,856
Cardinal Health, Inc., 5.85%, 12/15/17	30,000	30,351
Comcast Corp., 6.50%, 11/15/35	20,000	20,428
Countrywide Financial Corp., 4.341%, 11/3/06 (r)	30,000	29,994
CSX Corp., 4.561%, 8/3/06 (r)	20,000	19,995
Deluxe Corp., 5.125%, 10/1/14	15,000	12,600
Dominion Resources, Inc., 4.819%, 9/28/07 (r)	20,000	20,016
E*Trade Financial Corp., 7.875%, 12/1/15	10,000	10,325
Ford Motor Credit Co.:
6.125%, 1/9/06	55,000	54,997
7.75%, 2/15/07	15,000	14,570
5.349%, 9/28/07 (r)	20,000	18,453
General Motors Acceptance Corp.:
6.75%, 1/15/06	25,000	24,980
4.50%, 3/15/06	15,000	14,834
6.75%, 12/1/14	5,000	4,494
6.61%, 12/1/14 (r)	25,000	22,561
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	15,000	16,079
Health Care REIT, Inc., 6.20%, 6/1/16	30,000	30,037
HRPT Properties Trust, 5.75%, 11/1/15	20,000	20,188
Impac CMB Trust, 4.649%, 5/25/35 (r)	7,935	7,944
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	25,000	27,406
Interpool Capital Trust, 9.875%, 2/15/27	25,000	24,500
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	20,000	17,400
Lehman Brothers Holdings E-Capital Trust I, 5.15%, 8/19/65 (e)(r)	10,000	10,028
Leucadia National Corp., 7.00%, 8/15/13	20,000	19,800
Massachusetts Institute of Technology, 7.25%, 11/2/96	25,000	31,817
Mid-Atlantic Family Military Communities LLC, 5.30%, 8/1/50 (e)	5,000	4,977
National Rural Utilities Cooperative Finance Corp., 6.00%, 5/15/06	15,000	15,067
NationsBank Cap Trust III, 4.70%, 1/15/27 (r)	15,000	14,429
Nationwide Health Properties, Inc.:
6.00%, 5/20/15	5,000	4,935
6.90%, 10/1/37	10,000	10,643
Odyssey Re Holdings Corp., 6.875%, 5/1/15	10,000	9,899
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	13,000	12,837
Pepco Holdings, Inc., 5.035%, 6/1/10 (r)	10,000	9,988
Pioneer Natural Resources Co., 5.875%, 7/15/16	25,000	24,887
Puget Energy Inc., 7.02%, 12/1/27	25,000	30,389
QBE Insurance Group Ltd., 5.647%, 7/1/23 (e)(r)	15,000	14,911
RBS Capital Trust I, 5.327%, 9/29/49 (r)	20,000	20,236
Residential Capital Corp.:
5.896%, 6/29/07 (r)	70,000	70,714
5.67%, 11/21/08 (r)	20,000	20,032
Rochester Gas & Electric Corp., 6.375%, 9/1/33	10,000	11,330
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	30,000	32,331
Southern California Edison Co., 5.75%, 4/1/35	10,000	10,682
Sovereign Bancorp, Inc., 4.69%, 3/1/09 (e)(r)	15,000	14,988
Temple-Inland, Inc., 6.625%, 1/15/18	20,000	20,432
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	250,000	30,242
US Bancorp, 2.75%, 3/30/06	25,000	24,902
Vale Overseas Ltd., 8.25%, 1/17/34	10,000	11,475
Viacom, Inc., 6.40%, 1/30/06	30,000	30,033

Total Corporate Bonds (Cost $1,042,779)		1,045,181

	Principal
Taxable Municipal Obligations — 28.2%	Amount	Value

Adams-Friendship Area Wisconsin School District GO Bonds, 5.47%, 3/1/18	30,000	30,451
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	30,000	30,279
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.65%, 10/1/26	30,000	30,243
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	10,000	9,994
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/24	25,000	9,008
Dallas Texas GO Bonds, STEP, 5.25%, 2/15/24 (r)	10,000	10,117
Detroit Michigan GO Bonds, 5.15%, 4/1/25	25,000	24,197
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	10,000	9,879
Fairfield California Pension Obligation Revenue Bonds:
5.22%, 6/1/20	15,000	15,033
5.34%, 6/1/25	15,000	15,076
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	25,000	25,055
Fort Wayne Indiana Redevelopment District Revenue Bonds, 5.24%, 6/1/21	25,000	24,999
Gainesville Florida Utility System Revenue Bonds, 5.31%, 10/1/21	20,000	20,263
Grant County Washington Public Utility District No. 2 Revenue Bonds:
5.29%, 1/1/20	25,000	25,219
5.48%, 1/1/21	10,000	10,323
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	15,000	15,661
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	25,000	25,336
Indiana State Bond Bank Revenue Bonds:
5.49%, 7/15/20	30,000	30,697
5.45%, 7/15/23	25,000	24,916
Indianapolis Indiana Local Public Improvement Bond Bank Revenue Bonds, 5.09%, 7/15/18	20,000	20,057
Kalamazoo Michigan Building Authority Revenue Bonds, 5.00%, 10/1/20	20,000	19,813
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	15,000	15,073
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.69%, 10/1/30	15,000	15,197
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	30,000	29,964
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	10,000	9,940
Oceanside California Pension Obligation Revenue Bonds, 5.25%, 8/15/20	10,000	9,959
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/16	25,000	14,748
6/30/18	30,000	15,830
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	25,000	11,944
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	10,000	9,799
Pomona California Pension Refunding Revenue Bonds, 5.832%, 7/1/35	20,000	20,232
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	20,000	20,227
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	15,000	14,712
Santa Rosa California Pension Refunding GO Bonds, 4.90%, 9/1/18	25,000	24,084
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.30%, 8/1/28	20,000	19,154
University of Central Florida COPs, 5.375%, 10/1/35	20,000	19,252
Utah State Housing Corp. Military Housing Revenue Bonds:
5.392%, 7/1/50	15,000	14,754
5.442%, 7/1/50	10,000	9,835
Vigo County Indiana Industrial Redevelopment Authority Revenue Bonds, 5.30%, 2/1/21	15,000	14,709
West Contra Costa California Unified School District COPs, 5.03%, 1/1/20	15,000	14,690
Wilkes-Barre Pennsylvania GO Bonds, 5.48%, 11/15/24	15,000	15,033

Total Taxable Municipal Obligations (Cost $742,205)		745,752

	Principal
U.S. Government Agencies and Instrumentalities — 1.1%	Amount	Value

Freddie Mac, 5.625%, 11/23/35	30,000	30,103

Total U.S. Government Agencies and Instrumentalities (Cost $29,886)		30,103

U.S. Treasury Obligations — 15.7%
United States Treasury Bonds, 5.375%, 2/15/31	12,000	13,494
United States Treasury Notes:
4.00%, 2/15/15	275,000	266,665
4.50%, 11/15/15	135,000	136,139

Total U.S. Treasury Obligations (Cost $419,483)		416,298

Equity Securities — 0.7%	Shares

BAC Capital Trust VIII, Preferred	400	9,650
ING Groep NV, Preferred	400	9,740

Total Equity Securities (Cost $19,868)		19,390

TOTAL INVESTMENTS (Cost $2,254,221) — 85.2%		2,256,724
Other assets and liabilities, net — 14.8%		392,305

NET ASSETS — 100%		$2,649,029

			Underlying	Unrealized
	# of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)

Purchased:
10 Year U.S. Treasury Notes	2	3/06	$218,813	$653
Sold:
U.S. Treasury Bonds	2	3/06	$228,375	($3,191)

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

COP’s: Certificates of Participation

GO: General Obligation

LP: Limited Partnership

SO: Special Obligation

STEP: Stepped Couponbond for which the coupon rate of interest will adjust on specific future date(s).

IDA: Industrial Development Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT NEW VISION SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

EQUITY SECURITIES — 99.0%	Shares	Value

Air Transportation — 1.4%
Skywest, Inc.	109,620	$2,944,393

Banks — Outside New York City — 1.9%
First Community Bancorp, Inc.	71,900	3,909,203

Building — Air Conditioning — 1.9%
Lennox International, Inc.	134,425	3,790,785

Building Materials — 2.8%
Watsco, Inc.	96,760	5,787,216

Communications Technology — 4.5%
Comtech Telecommunications Corp.*	121,315	3,704,960
j2 Global Communications, Inc.*	130,340	5,570,732
		9,275,692

Computer — Services, Software & Systems — 4.2%
Merge Technologies, Inc.*	154,250	3,862,420
Micros Systems, Inc.*	99,275	4,796,968
		8,659,388

Computer Technology — 4.3%
Emulex Corp.*	238,450	4,718,925
Komag, Inc.*	120,000	4,159,200
		8,878,125

Consumer Electronics — 2.1%
LoJack Corp.*	174,275	4,205,256

Consumer Products — 2.3%
Toro Co.	109,250	4,781,872

Containers & Packaging — Metal & Glass — 2.0%
Mobile Mini, Inc.*	86,275	4,089,435

Diversified Financial Services — 2.3%
Jones Lang LaSalle, Inc.	93,710	4,718,298

Drug & Grocery Store Chains — 2.3%
Casey’s General Stores, Inc.	186,300	4,620,240

Drugs & Pharmaceuticals — 1.5%
PetMed Express, Inc.*	217,100	3,076,307

Electrical Equipment & Components — 1.5%
Genlyte Group, Inc.*	58,200	3,117,774

Electronics — 2.0%
Multi-Fineline Electronix, Inc.*	85,300	4,108,901

Financial Miscellaneous — 2.7%
Portfolio Recovery Associates, Inc.*	118,370	5,497,103

Healthcare Facilities — 2.3%
LCA-Vision, Inc.	97,185	4,617,259

Healthcare Management Services — 4.3%
Centene Corp.*	175,180	4,605,482
WellCare Health Plans, Inc.*	103,700	4,236,145
		8,841,627

Healthcare Services — 3.2%
Amedisys, Inc.*	97,900	4,135,296
Syneron Medical Ltd.*	77,600	2,463,800
		6,599,096

Home Building — 1.5%
Meritage Homes Corp.*	49,260	3,099,439

Household Furnishings — 2.4%
Select Comfort Corp.*	176,940	4,839,309

Insurance — Property & Casualty — 4.3%
HCC Insurance Holdings, Inc.	127,760	3,791,917
Selective Insurance Group	93,385	4,958,743
		8,750,660

Leisure Time — 1.8%
SCP Pool Corp.	96,035	3,574,423

Machinery — Oil Well Equipment & Services — 3.3%
Cal Dive International, Inc.*	98,555	3,537,139
Superior Energy Services, Inc.*	147,800	3,111,190
		6,648,329

EQUITY SECURITIES — 99.0%	Shares	Value

Machinery — Specialty — 1.8%
JLG Industries, Inc.	79,225	3,617,414

Medical & Dental — Instruments & Supplies — 2.0%
ICU Medical, Inc.*	102,700	4,026,867

Mutual Funds — 2.0%
iShares Russell 2000 Index Fund	61,400	4,094,766

Oil — Crude Producers — 5.6%
St Mary Land & Exploration Co.	98,100	3,611,061
Swift Energy Co.*	92,235	4,157,031
Unit Corp.*	66,565	3,663,072
		11,431,164

Rent & Lease Services — Construction — 1.9%
WESCO International, Inc.*	93,145	3,980,086

Restaurants — 2.1%
California Pizza Kitchen, Inc.*	132,250	4,228,033

Retail — 6.8%
Childrens Place Retail Stores, Inc.*	92,435	4,568,138
Guitar Center, Inc.*	77,805	3,891,028
Hibbett Sporting Goods, Inc.*	188,670	5,373,322
		13,832,488

Services — Commercial — 5.9%
NutriSystem, Inc.*	108,900	3,922,578
Resources Connection, Inc.*	144,478	3,765,097
Watson Wyatt & Co. Holdings	158,875	4,432,613
		12,120,288

Steel — 1.9%
IPSCO, Inc.	45,730	3,794,675

Telecommunications Equipment — 2.1%
Arris Group, Inc.*	445,700	4,220,779

Truckers — 4.1%
Forward Air Corp.	108,600	3,980,190
Old Dominion Freight Lines, Inc.*	165,337	4,460,792
		8,440,982

Total Equity Securities (Cost $193,615,793)		202,217,672

	Principal
Certificate of Deposits — 0.0%	Amount

ShoreBank & Trust Co., 2.85%, 2/11/06 (b)(k)	$100,000	99,770

Total Certificate of Deposits (Cost $100,000)		99,770

High Social Impact Investments — 0.5%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/07 (b)(i)(r)	950,000	925,423

Total High Social Impact Investments (Cost $950,000)		925,423

U.S. Government Agencies and Instrumentalities — 0.7%
Federal Home Loan Bank Discount Notes, 1/3/06	1,400,000	1,399,736

Total U.S. Government Agencies and Instrumentalities (Cost $1,399,736)		1,399,736

TOTAL INVESTMENTS (Cost $196,065,529) — 100.2%		204,642,601
Other assets and liabilities, net — (0.2%)		(367,792)
NET ASSETS — 100%		$204,274,809

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees.

(i)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	Restricted securities represent 0.5% of net assets of the Fund.

Restricted Securities	Acquisiton Date	Cost

Calvert Social Investment Foundation Notes	7/1/04	$950,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

	Principal
Corporate Bonds — 68.5%	Amount	Value

ACLC Business Loan Receivables Trust:
7.385%, 8/15/20 (e)	$500,000	$430,654
5.019%, 10/15/21 (e)(r)	767,622	735,208
Agfirst Farm Credit Bank:
8.393%, 12/15/16 (r)	1,945,000	2,175,541
7.30%, 10/14/49 (e)	1,000,000	1,041,750
Alliance Mortgage Investments, 11.73%, 6/1/10 (r)	393,333	393,333
AMB Property LP, 5.45%, 12/1/10	3,000,000	3,015,060
American Electric Power Co., Inc., 4.709%, 8/16/07 (r)	1,000,000	995,920
Ames True Temper, Inc., 10.00%, 7/15/12	525,000	412,125
APL Ltd., 8.00%, 1/15/24	150,000	151,687
Archstone-Smith Operating Trust, 5.25%, 12/1/10	2,000,000	1,997,300
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	350,000	210,875
Atmos Energy Corp., 4.525%, 10/15/07 (r)	1,000,000	999,770
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	695,000	794,392
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	1,463,689	1,557,584
BAE Systems Holdings, Inc., 4.74%, 8/15/08 (e)(r)	4,000,000	3,998,960
Banco Santander Chile, 4.81%, 12/9/09 (e)(r)	1,500,000	1,499,760
Bear Stearns Co’s, Inc., 4.95%, 10/28/14 (r)	1,000,000	1,003,923
BF Saul, 7.50%, 3/1/14	500,000	510,000
BNP US Funding LLC, 7.738%, 12/31/49 (e)(r)	115,000	120,967
Brascan Corp., 7.125%, 6/15/12	750,000	824,535
Camden Property Trust, 7.00%, 2/15/06	1,500,000	1,503,510
Capital One Financial Corp., 4.738%, 5/17/07	1,000,000	996,510
CarrAmerica Realty Corp., 5.50%, 12/15/10	1,000,000	997,810
Catholic High School of New Iberia, 5.38%, 11/1/19 (r)	1,760,000	1,760,000
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,838,000	2,801,503
Chase Manhattan Bank-First Union National Bank, 7.134%, 8/15/31	666,822	674,271
Cinergy Global Resources, Inc., 6.20%, 11/3/08 (e)	1,500,000	1,566,180
CIT Group, Inc.:
4.398%, 8/18/06 (r)	3,000,000	2,999,250
4.588%, 5/18/07 (r)	200,000	200,348
Citibank Credit Card Issuance Trust, 4.75%, 10/22/12	2,000,000	1,997,180
CitiFinancial, 6.75%, 7/1/07	2,000,000	2,052,800
Citigroup, Inc., 4.60%, 6/9/09 (r)	110,000	110,229
CNL Funding, Inc., 7.721%, 8/25/09 (e)	283,208	288,153
Colonial Realty LP, 8.05%, 7/15/06	1,500,000	1,523,355
Convergys Corp., 4.875%, 12/15/09	1,850,000	1,783,280
Countrywide Asset-Backed Certificates, 4.829%, 11/25/34 (r)	495,975	497,874
Countrywide Financial Corp.:
4.341%, 11/3/06 (r)	3,000,000	2,999,376
4.75%, 4/1/11 (r)	4,000,000	3,994,400
Countrywide Home Loans, Inc.:
4.50%, 2/17/06 (r)	170,000	169,981
4.243%, 4/12/06 (r)	1,000,000	1,000,070
Credit Suisse First Boston USA, Inc., 4.59%, 12/9/08 (r)	3,000,000	2,997,870
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	3,891,480
CSX Corp.:
4.561%, 8/3/06 (r)	2,285,000	2,288,096
9.00%, 8/15/06	100,000	102,376
Daimler-Chrysler North American Holding Corp., 4.698%, 11/17/06 (r)	1,000,000	1,000,430
Deluxe Corp., 5.125%, 10/1/14	400,000	336,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,129,260
Dominion Resources, Inc., 4.819%, 9/28/07 (r)	3,500,000	3,502,765
Duke Realty LP, 4.761%, 12/22/06 (r)	1,000,000	999,910
E*Trade Financial Corp.:
8.00%, 6/15/11	650,000	674,375
7.875%, 12/1/15	300,000	309,750
Eastern Energy Ltd., 6.75%, 12/1/06 (e)	2,025,000	2,057,665
Enterprise Mortgage Acceptance Co. LLC:
Interest Only, 1.249%, 1/15/25 (e)(r)	2,749,717	107,101
6.90%, 10/15/25 (e)	2,040,831	806,128
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,002,890
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	119,691	119,412
First Republic Bank, 7.75%, 9/15/12	2,007,500	2,201,706
First Tennessee Bank:
5.75%, 12/1/08	250,000	255,490
5.316%, 12/8/08	4,000,000	4,000,680
Ford Motor Co., 8.875%, 4/1/06	354,000	348,690
Ford Motor Credit Co.:
6.125%, 1/9/06	628,000	627,969
6.875%, 2/1/06	4,946,000	4,933,635
6.50%, 2/15/06	100,000	99,625
6.50%, 1/25/07	1,000,000	967,490
7.75%, 2/15/07	139,000	135,016
5.349%, 9/28/07 (r)	1,200,000	1,107,180
GATX Rail Corp., 6.86%, 7/28/13	195,262	198,302
General Electric Co., 4.50%, 12/9/08 (r)	500,000	499,920

	Principal
Corporate Bonds — 68.5%	Amount	Value

General Motors Acceptance Corp.:
6.75%, 1/15/06	3,100,000	3,097,551
6.20%, 1/15/06	100,000	99,890
2.75%, 2/15/06	435,000	431,494
2.50%, 3/15/06	500,000	492,850
2.65%, 3/15/06	50,000	49,319
3.40%, 7/15/06	138,000	133,184
6.61%, 12/1/14 (r)	60,000	54,146
Georgia-Pacific Corp., 7.50%, 5/15/06	1,500,000	1,515,000
Global Signal:
Trust I, 3.711%, 1/15/34 (e)	1,405,142	1,352,215
Trust II, 4.232%, 12/15/14 (e)	500,000	483,274
Golden Securities Corp., 4.591%, 12/2/13 (e)(r)	2,000,000	2,002,820
Goldman Sachs Group, Inc.:
4.524%, 7/23/09 (r)	1,199,000	1,205,475
4.62%, 3/2/10 (r)	1,000,000	1,000,170
Household Finance Corp.:
6.875%, 3/1/07	1,000,000	1,021,850
7.90%, 11/15/07	2,185,000	2,300,018
Hudson United Bancorp, 8.20%, 9/15/06	2,000,000	2,034,740
IKON Receivables LLC, 4.609%, 12/17/07 (r)	49,720	49,725
Impac CMB Trust:
4.729%, 10/25/33 (r)	255,233	257,183
4.699%, 9/25/34 (r)	464,161	464,844
4.639%, 4/25/35 (r)	772,277	773,142
4.689%, 4/25/35 (r)	772,277	773,149
4.649%, 5/25/35 (r)	396,743	397,199
4.699%, 8/25/35 (r)	1,696,125	1,696,278
Independence Community Bank Corp., 3.75%, 4/1/14 (r)	3,000,000	2,847,870
Ingersoll-Rand Co. Ltd., 6.015%, 2/15/28	500,000	548,130
International Lease Finance Corp., 5.75%, 10/15/06	145,000	146,009
Interpool Capital Trust, 9.875%, 2/15/27	500,000	490,000
iStar Financial, Inc., 5.039%, 3/16/09 (r)	2,500,000	2,499,700
JPMorgan Chase & Co., 4.56%, 10/28/08 (r)	3,500,000	3,497,256
Kimco Realty Corp., 4.45%, 8/1/06 (r)	1,300,000	1,301,161
Kinder Morgan Finance Co., 5.35%, 1/5/11 (e)	1,500,000	1,501,785
La Quinta Inns, Inc., 7.27%, 2/26/07	250,000	256,250
Lehman Brothers Holdings E-Capital Trust I, 5.15%, 8/19/65 (e)(r)	1,000,000	1,002,800
Leucadia National Corp., 7.00%, 8/15/13	1,530,000	1,514,700
Lumbermens Mutual Casualty Co., 8.30%, 12/1/37 (e)(m)*	300,000	5,625
Melair Associates LLC VRDN, 4.78%, 9/1/34 (r)	1,375,000	1,375,000
Meridian Funding Co. LLC:
4.29%, 10/6/08 (e)(r)	1,076,207	1,076,351
4.709%, 10/15/14 (e)(r)	2,500,000	2,500,680
Merrill Lynch & Co., Inc., 7.00%, 1/15/07	2,000,000	2,034,160
Michigan Consolidated Gas Co., 7.21%, 5/1/07	500,000	514,501
Nationwide Health Properties, Inc., 6.59%, 7/7/38	1,000,000	1,039,840
New Valley Generation I, 7.299%, 3/15/19	875,980	1,031,143
New York State Community Statutory Trust II, 8.29%, 12/28/31 (e)(r)	500,000	510,365
Orkney Re II plc, Series B, 7.54%, 12/21/35 (e)(r)	1,400,000	1,400,000
Overseas Private Investment Corp., 7.45%, 12/15/10	1,034,088	1,084,707
Pacific Pilot Funding Ltd., 4.924%, 10/20/16 (e)(r)	497,043	495,411
Pepco Holdings, Inc.:
3.75%, 2/15/06	2,250,000	2,247,300
5.035%, 6/1/10 (r)	2,000,000	1,997,560
Pioneer Natural Resources Co., 6.50%, 1/15/08	1,000,000	1,021,930
Preferred Term Securities IX Ltd., 4.711%, 4/3/33 (e)(r)	1,000,000	1,009,810
Premium Asset Trust, 4.365%, 10/8/09 (e)(r)	1,000,000	1,000,263
PRICOA Global Funding I, 4.52%, 6/3/08 (r)	350,000	349,937
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	1,275,000	1,313,798
Public Service Enterprise Group, Inc., 4.875%, 9/21/08 (r)	3,000,000	3,001,137
RC Trust I, 7.00%, 5/15/06	2,000,000	2,020,000
Reed Elsevier Capital, Inc., 4.821%, 6/15/10 (r)	1,000,000	999,890
Regions Financial Corp., 4.50%, 8/8/08	1,500,000	1,484,520
Residential Capital Corp.:
5.896%, 6/29/07 (r)	8,050,000	8,132,110
5.67%, 11/21/08 (r)	3,000,000	3,004,800
Southern California Edison Co., 4.43%, 1/13/06 (r)	1,000,000	999,930
Southern California Gas Co., 4.58%, 12/1/09 (r)	1,000,000	999,780
Sovereign Bancorp, Inc., 4.69%, 3/1/09 (e)(r)	1,000,000	999,190
Sovereign Bank:
4.00%, 2/1/08	1,000,000	980,365
4.375%, 8/1/13 (r)	3,575,000	3,498,817
Spieker Properties LP, 6.75%, 1/15/08	2,500,000	2,577,625
TIERS Trust, 8.45%, 12/1/17 (n)*	658,859	9,883
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/06 (e)	1,550,000	1,541,587
2/15/09 (e)	3,000,000	2,550,750
2/15/45 (e)	8,500,000	1,028,245
TXU Energy Co. LLC, 4.92%, 1/17/06 (r)	750,000	749,969
Tyco International Group SA:
6.375%, 2/15/06	1,500,000	1,502,460
Participation Certificate Trust, 4.436%, 6/15/07 (e)	500,000	493,891
Vodafone Group plc, 4.611%, 12/28/07 (r)	500,000	499,975
Wal-Mart Stores, Inc., 8.07%, 12/21/12	500,000	552,765
WellPoint Health Networks, Inc., 6.375%, 6/15/06	150,000	151,046
Westfield Capital Corp Ltd., 4.56%, 11/2/07 (e)(r)	1,000,000	1,002,405
William Street Funding Corp., 4.714%, 4/23/09 (e)(r)	1,000,000	1,009,130
World Financial Network, Credit Card Master Note Trust, 4.739%, 5/15/12 (r)	1,000,000	1,007,398

Total Corporate Bonds (Cost $190,444,788)		189,583,861

	Principal
Taxable Municipal Obligations — 13.9%	Amount	Value

Adams-Friendship Area Wisconsin School District GO Bonds:
5.07%, 3/1/09	255,000	255,426
5.09%, 3/1/10	105,000	105,383
5.13%, 3/1/11	115,000	115,718
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/06	1,000,000	964,020
Allentown Pennsylvania GO Bonds, 3.41%, 10/1/09	1,910,000	1,819,084
American National Fish and Wildlife Museum District Revenue VRDN, 4.47%, 3/1/33 (r)	1,500,000	1,500,000
Baltimore Maryland General Revenue Bonds, 5.00%, 7/1/12	1,330,000	1,333,285
Bethlehem Pennsylvania GO Bonds, 4.10%, 11/1/09	675,000	658,354
Boynton Beach Florida Community Redevelopment Agency Tax Allocation Revenue Bonds, 5.10%, 10/1/15	1,000,000	1,002,080
Bridgeview Illinois GO Bonds, 4.62%, 12/1/11	490,000	483,253
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/12	380,000	270,594
Fort Irwin California Irwin Land LLC Revenue Bonds, 4.51%, 12/15/15	1,455,000	1,413,911
Grant County Washington Public Utility District Revenue Bonds:
3.91%, 1/1/08	325,000	319,904
5.11%, 1/1/13	500,000	503,510
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,930,000	1,977,594
Inglewood California Pension Funding Revenue Bonds:
4.57%, 9/1/08	205,000	203,350
4.65%, 9/1/09	215,000	213,129
4.74%, 9/1/10	225,000	223,130
Iron County Wisconsin GO Bonds, 5.26%, 3/1/19	730,000	732,862
JEA Florida, St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	3,000,000	3,000,600
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds:
3.94%, 7/1/08	775,000	755,059
4.22%, 7/1/09	805,000	783,539
Los Angeles County California Pension Obligation Bonds, Zero Coupon:
6/30/07	1,595,000	1,483,175
6/30/10	363,000	291,689
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	3,300,000	3,198,261
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	1,000,000	974,510
Northwest Washington Open Access Network Revenue Bonds, 6.39%, 12/1/10	935,000	991,427
Oakland California Pension Obligation Revenue Bonds, Zero Coupon, 12/15/10	2,000,000	1,575,500
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 4.60%, 10/1/09	1,330,000	1,313,694
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,952,500
Oregon State Community College Districts Revenue Bonds, Zero Coupon, 6/30/07	1,465,000	1,363,285
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 4.985%, 12/1/09	1,035,000	1,039,523
San Antonio Texas GO Bonds, 2.80%, 2/1/08	500,000	480,265
San Francisco City and County California Redevelopment Financing Authority Revenue Bonds, 5.00%, 8/1/07	1,000,000	1,004,040
Santa Rosa California COPs, 5.26%, 10/1/15	1,500,000	1,514,700
Stanislaus County California Revenue Bonds, 7.15%, 8/15/13	700,000	752,955
Texas Municipal Gas Corp., 2.60%, 7/1/07	815,000	794,747
West Contra Costa California Unified School District COPs:
4.50%, 1/1/08	275,000	272,720
4.59%, 1/1/09	285,000	282,481
4.66%, 1/1/10	435,000	430,624

Total Taxable Municipal Obligations (Cost $38,868,255)		38,349,881

	Principal
U.S. Government Agencies and Instrumentalities — 9.7%	Amount	Value

Federal Farm Credit Bank, 3.20%, 4/7/08	3,000,000	2,899,470
Federal Home Loan Bank:
Discount Notes, 1/3/06	12,000,000	11,997,733
2.01%, 7/21/06	200,000	197,194
0.00%, 2/5/07 (r)	3,000,000	2,831,250
4.60%, 10/26/07	5,000,000	4,992,100
5.065%, 10/20/15	3,908,891	3,908,500

Total U.S. Government Agencies and Instrumentalities (Cost $26,797,586)		26,826,247

U.S. Treasury — 1.8%
United States Treasury Notes:
4.50%, 11/15/10	1,100,000	1,106,017
4.375%, 12/15/10	2,900,000	2,901,798
4.50%, 11/15/15	975,000	983,229

Total U.S. Treasury (Cost $4,991,570)		4,991,044

Equity Securities — 4.2%
Conseco, Inc., Preferred	72,000	$2,036,880
Household Capital Trust VI, Preferred	210,000	5,334,000
Manitoba Telecom Services, Inc.	4,406	152,668
Richmond County Capital Corp., Preferred (e)	7	703,281
Roslyn Real Estate Asset Corp., Preferred	10	1,000,000
WoodBourne Pass-Through Trust, Preferred (e)	25	2,497,656

Total Equity Securities (Cost $11,508,288)		11,724,485

TOTAL INVESTMENTS (Cost $272,610,487) — 98.1%		271,475,518
Other assets and liabilities, net - 1.9%		5,351,124

NET ASSETS — 100%		$276,826,642

				Unrealized
	# of	Expiration	Underlying Face	Appreciation
Futures	Contracts	Date	Amount at Value	(Depreciation)

Sold:
U.S. Treasury Bonds	68	03/06	$7,764,750	($126,882)
5 Year U.S. Treasury Notes	34	03/06	3,615,688	(14,511)
10 Year U.S. Treasury Notes	111	03/06	12,144,094	(89,378)

Total Sold				($230,771)

*	Non-income producing security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A ––Significant Accounting Policies
General: The Calvert Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: Income, Short Duration Income, Long-Term Income, and New Vision Small Cap. Income, Short Duration Income, and Long-Term Income are registered as non-diversified portfolios. New Vision Small Cap is registered as a diversified portfolio. The operations of each series are accounted for separately. Long-Term Income began operations on December 31, 2004. Income and New Vision Small Cap offer four classes of shares of beneficial interest (Class A, Class B, Class C, and Class I). Short Duration Income offers three classes of shares of beneficial interest (Class A, Class C, and Class I) and Long-Term Income offers Class A shares of beneficial interest. Class A shares are sold with a maximum front-end sales charge of 4.75%, 3.75%, and 2.75% for New Vision Small Cap, Income and Long-Term Income, and Short Duration Income, respectively. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end sales charge and have a lower expense ratio than Class A shares. The last remaining shareholder in Class I redeemed in Short Duration on November 7, 2005. Shares are still available for public sale and will resume upon shareholder investment. Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2005, securities in New Vision Small Cap valued at $1,025,193, or 0.5% of net assets, were fair valued in good faith under the direction of the Board of Trustees.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Options: The Fund may write or purchase option securities. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. Risks from writing or purchasing option securities arise from possible illiquidity of the options market and the movement in the value of the investment or in interest rates. The risk associated with purchasing options is limited to the premium originally paid.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Short Sales: The Fund may use short sales of U.S. Treasury securities for the limited purpose of hedging the Fund’s duration. Any short sales will be covered with an equivalent amount of high quality, liquid securities in a segregated account at the Fund’s custodian.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund and accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Note B — TAX INFORMATION
The following table presents the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2005.

			Short
		Long-Term	Duration	New Vision
	Income	Income	Income	Small Cap

Federal income tax cost of investments	$3,944,515,007	$2,254,338	$272,676,573	$196,065,529
Unrealized appreciation	40,750,174	16,592	730,163	15,668,764
Unrealized depreciation	89,592,598	14,206	1,931,218	7,091,692
Net unrealized appreciation/ (depreciation)	(48,842,424)	2,386	(1,201,055)	8,577,072
Net realized capital loss carryforward for federal income tax purposes of $571,370 for New Vision Small Cap (from Calvert Social Investment Fund Technology Portfolio) at September 30, 2005 may be available, subject to certain tax limitations, to offset future capital gains until expiration in September 2010.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE CALVERT FUND

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek
President — Principal Executive Officer
Date: March 1, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: March 1, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: March 1, 2006